Derivative Instruments (Narrative) (Details) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swap agreement maturity date	Mar. 20, 2011
Fair value of the interest rate swap liability		$ 896